Income Taxes (Details) - Schedule of Total Income Tax Expense - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule of Total Income Tax Expense [Abstract]
Income before income tax provision	$ 9,097,681		$ 8,988,658		$ 18,129,648		$ 26,228,041		$ 23,733,576
Tax at the PRC EIT tax rates	2,203,896		2,689,271		3,758,113		5,605,035		4,724,933
Change in valuation allowance	16,934
Tax effect of non-deductible expenses	208,961		157,007		1,660,869		226,222		313,006
Tax effect of R&D expenses additional deduction*	(365,094)	[1]	(412,506)	[1]	(742,608)	[2]	(539,709)	[2]	(321,226)	[2]
Income tax expense	$ 2,064,697		$ 2,433,772		$ 4,713,543		$ 5,278,462		$ 4,688,321

[1]	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.
[2]	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.